Cover	Aug. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38750
Entity Registrant Name	WRAP TECHNOLOGIES, INC.
Entity Central Index Key	0001702924
Entity Tax Identification Number	98-0551945
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3480 Main Hwy
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	(800)
Local Phone Number	583-2652
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	WRAP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable